CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash	$ 4,082,622	$ 673,397
Restricted cash	0	125,561
Accounts receivable, net	840,209	3,310,143
Accounts receivable, net - related party	332,391
Due from related parties	21,745	11,410
Inventories	18,461	59,077
Deferred contract costs	297,945	63,392
Prepaid expenses and other current assets	6,802,753	35,923
Total current assets	12,396,126	4,278,903
Non-current assets
Property and equipment, net	470,468	460,314
Capitalized software development cost, net	95,489	202,166
Deferred offering Cost	1,320,000	838,804
Long-term deposits	112,312	94,811
Total non-current assets	1,998,269	1,596,095
Total assets	14,394,395	5,874,998
Current liabilities
Short-term bank loans	4,276,602	4,408,340
Accounts payable	1,975,509	1,075,456
Deferred revenue	183,194	135,737
Due to related parties	58,483	43,289
Accrued expenses and other liabilities	2,621,991	718,327
Total current liabilities	9,115,779	6,381,149
Total non-current liabilities
Total liabilities	9,115,779	6,381,149
EQUITY (DEFICIT)
35,550,004 and 30,000,004 shares issued and outstanding as of March 31, 2026 and 2025, respectively)	7,110	6,000
Additional paid-in capital	29,168,108	15,210,301
Accumulated deficit	(23,482,984)	(15,630,351)
Accumulated other comprehensive (loss) income	(19,694)	252,250
Total Ruanyun Edai Technology Inc.’s shareholders’ equity (deficit)	5,672,540	(161,800)
Non-controlling interest	(393,924)	(344,351)
Total equity (deficit)	5,278,616	(506,151)
Total liabilities and equity (deficit)	$ 14,394,395	$ 5,874,998